Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended	11 Months Ended	12 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 27, 2017	Dec. 12, 2017	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
PGIM Global Total Return Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Class A with sales charges
Accumulated Value			$ 9,674.52				$ 10,313.19			$ 10,841.12			$ 10,553.82			$ 12,141.73			$ 12,669.09			$ 12,545.77			$ 9,130.55			$ 9,698.10	$ 10,936.02	$ 11,779.52
PGIM Global Total Return Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Class C with sales charges
Accumulated Value			10,000.00				10,582.49			11,026.36			10,669.55			12,186.07			12,621.26			12,404.24			8,953.88			9,440.13	10,567.87	11,299.19
PGIM Global Total Return Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value			10,000.00				10,683.69			11,255.32			11,002.28			12,679.89			13,263.40			13,170.05			9,592.60			10,213.31	11,563.87	12,484.10
PGIM Global Total Return Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name						Class R2
Accumulated Value	$ 10,000.00			$ 9,575.89				$ 10,994.39			$ 11,448.34			$ 11,320.00			$ 8,198.76			$ 8,707.09			$ 9,807.48			$ 10,537.78
PGIM Global Total Return Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name						Class R4
Accumulated Value	10,000.00			9,611.66				11,045.74			11,530.04			11,429.28			8,316.36			8,835.25			9,976.72			10,746.32
PGIM Global Total Return Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000.00				10,690.25			11,247.14			11,001.29			12,678.48			13,272.16			13,195.62			9,624.93			10,256.02	11,617.75	12,551.56
PGIM Global Total Return (USD Hedged) Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Class A with sales charges
Accumulated Value		$ 9,674.92			$ 9,428.93				$ 10,974.68			$ 11,535.62			$ 11,395.09			$ 9,271.96			$ 9,799.37			$ 10,998.64			$ 11,830.06
PGIM Global Total Return (USD Hedged) Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Class C with sales charges
Accumulated Value		10,000.00			9,681.09				11,189.79			11,672.94			11,444.66			9,242.35			9,682.99			10,800.42			11,530.20
PGIM Global Total Return (USD Hedged) Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value		10,000.00			9,766.39				11,397.95			12,009.07			11,891.82			9,700.68			10,265.11			11,564.68			12,469.65
PGIM Global Total Return (USD Hedged) Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value		10,000.00			9,770.58				11,410.71			12,029.17			11,930.31			9,726.84			10,311.17			11,621.72			12,522.83
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Index
Accumulated Value	$ 10,000		$ 10,000	$ 9,654.034204613845			$ 10,559.033989266434	$ 10,574.752955253543		$ 10,683.139534896476	$ 11,170.548552798336		$ 10,464.221824704788	$ 11,031.708373715486		$ 11,462.209302339194	$ 8,738.472964307915		$ 12,108.005366735952	$ 8,888.659666173426		$ 11,957.513416809945	$ 9,737.173271691046		$ 9,471.824686927472	$ 10,290.883584653478		$ 9,634.615384591503	$ 10,554.338103739625	$ 11,154.516994621998
Bloomberg Global Aggregate (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate (USD Hedged) Index
Accumulated Value		$ 10,000			$ 10,004.869687156832				$ 11,072.499902591777			$ 11,551.287545263729			$ 11,455.841676709937			$ 10,066.812107983285			$ 10,239.978183786123			$ 11,255.40535275766			$ 11,852.039424990902